SELECTED STATEMENT OF OPERATIONS DATA (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and development expenses:
Research and development expenses	$ 2,943	$ 4,539	$ 5,030
Research and Development Expense [Member]
Research and development expenses:
Payroll and related expenses	2,148	3,614	3,972
Rent and related expenses	321	367	378
Depreciation and amortization	72	114	133
Subcontracting	202	189	188
Other	$ 200	$ 255	$ 359